TAX SITUATION - Summary (Details) - Regime	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Income Tax [Abstract]
Applicable tax rate	29.50%	29.50%	29.50%
Percentage of profit sharing	5.00%	5.00%	5.00%
Income tax and effective income tax rate	(29.01%)	(28.15%)	(27.58%)
Maximum period that authority has right to review and amend the annual income tax returns after their filing date	4 years
Bolivia
Income Tax [Abstract]
Applicable tax rate		25.00%	25.00%
Percentage of additional rate if return on equity exceeds	6.00%
Tax rate effect from change in tax rate	25.00%
Income tax and effective income tax rate	50.00%
Chile
Income Tax [Abstract]
Number of tax regimes				2
Chile | Minimum [Member]
Income Tax [Abstract]
Tax rate effect from change in tax rate	4.00%
Chile | Maximum [Member]
Income Tax [Abstract]
Tax rate effect from change in tax rate	35.00%
In Peru
Income Tax [Abstract]
Applicable tax rate	27.00%	27.00%	27.00%
Colombia
Income Tax [Abstract]
Applicable tax rate	35.00%	35.00%	35.00%
Period for taxpayers obliged to apply transfer prices and report tax losses	6 years